Financial risk management (Tables)	12 Months Ended
Oct. 31, 2018
Statements Line Items
Disclosure of detailed information about consolidated financial statements
Amount
Cash	$99,139
Convertible debentures	$1,877,487
Trade payables and other liabilities	$318,172
Derivative liabilities	$199,650

Disclosure of detailed information about analysis of the maturity of the trade payables
	2018	2017
Less than 30 days past billing date	$87,356	$191,937
31 to 90 days past billing date	12,837	367,988
Over 90 days past billing date	740,131	656,753
	$840,324	$1,216,678

Disclosure of detailed information about analysis of the maturity of the convertible debentures and derivative liabilities
	2018		2017
	Convertible	Derivative	Convertible	Derivative
	debentures	liability	debentures	liability
Less than three months	$862,686	$90,142	$1,027,214	$2,737
Three to six months	1,346,315	382,309	1,374,575	277,096
Six to twelve months	267,570	177,665	87,228	209,900
	$2,476,571	$650,116	$2,489,017	$489,733

Disclosure of detailed information about analysis of the maturity of the age of the development costs receivable
	2018	2017
Less than 30 days past billing date	$81,841	$340,857
31 to 90 days past billing date	-	75,000
	$81,841	$415,857